14. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 10,696,998		R$ 12,190,583
Initial adoption IFRS 16		2,397,682
Additions		(512,806)		(179,567)
Disposals		(186,918)		(219,400)
Restatement by Hyperinflation				346,917
Transfers		(110,504)	[1]	(1,319,753)
Exchange rate variation		(7,563)		(121,782)
Ending balance		12,276,889		10,696,998
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,000,768		18,532,883
Initial adoption IFRS 16		2,397,682
Additions		757,213		684,111
Disposals		(404,778)		(401,016)
Restatement by Hyperinflation				612,901
Transfers		(120,062)	[1]	(2,315,461)
Exchange rate variation		1,574		(112,650)
Ending balance		19,632,397		17,000,768
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		536,878		706,218
Initial adoption IFRS 16		23,453
Additions		1,986		95
Disposals		(5,879)		(25,700)
Restatement by Hyperinflation				32,747
Transfers		50,980	[1]	(159,281)
Exchange rate variation		(3,939)		(17,201)
Ending balance		603,479		536,878
Cost [Member] | Buildings, Facilities and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,590,545		6,102,831
Initial adoption IFRS 16		2,278,982
Additions		219,145		4,775
Disposals		(149,866)		(113,433)
Restatement by Hyperinflation				205,324
Transfers		196,829	[1]	1,251,069
Exchange rate variation		13,163		(4,336)
Ending balance		10,148,798		7,590,545
Cost [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,272,920		8,881,223
Initial adoption IFRS 16		1,182
Additions		45,682		64,342
Disposals		(212,637)		(234,503)
Restatement by Hyperinflation				346,825
Transfers		83,812	[1]	(707,170)
Exchange rate variation		(13,912)		(77,797)
Ending balance		8,177,047		8,272,920
Cost [Member] | Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		159,902		171,482
Initial adoption IFRS 16
Additions		2,834		25,255
Disposals		(25,264)		(5,598)
Restatement by Hyperinflation				9,472
Transfers		3,515	[1]	(42,313)
Exchange rate variation		(548)		1,604
Ending balance		140,439		159,902
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,402		28,508
Initial adoption IFRS 16		94,065
Additions		119,520		3,087
Disposals		(9,959)		(729)
Restatement by Hyperinflation				2,826
Transfers		(10,502)	[1]	(16,500)
Exchange rate variation		2,673		210
Ending balance		213,199		17,402
Cost [Member] | Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		409,696		453,946
Initial adoption IFRS 16
Additions		367,148		585,386
Disposals
Restatement by Hyperinflation				15,451
Transfers		(427,737)	[1]	(619,882)
Exchange rate variation		(200)		(25,205)
Ending balance		348,907		409,696
Cost [Member] | Advances To Suppliers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,425		13,643
Initial adoption IFRS 16
Additions		898		444
Disposals		(1,173)
Transfers		(16,959)	[1]	(1,876)
Exchange rate variation		4,337		1,214
Ending balance		528		13,425
Cost [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		144,315		2,175,032
Additions				727
Disposals				(21,053)
Restatement by Hyperinflation				256
Transfers				(2,019,508)
Exchange rate variation				8,861
Ending balance				144,315
Amortization/Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,303,770)		(6,342,300)
Initial adoption IFRS 16
Additions		(1,270,019)		(863,678)
Disposals		217,860		181,616
Restatement by Hyperinflation				(265,984)
Transfers		9,558	[1]	995,708
Exchange rate variation		(9,137)		(9,132)
Ending balance		R$ (7,355,508)		(6,303,770)
Amortization/Depreciation [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)	[2]	22.31%
Beginning balance	[2]
Initial adoption IFRS 16	[2]
Additions	[2]	(5,134)
Disposals	[2]	27
Transfers	[2]
Exchange rate variation	[2]	21
Ending balance	[2]	R$ (5,086)
Amortization/Depreciation [Member] | Buildings, Facilities and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		5.83%		3.00%
Beginning balance		R$ (2,602,188)		R$ (1,872,565)
Initial adoption IFRS 16
Additions		(667,622)		(188,064)
Disposals		26,616		28,923
Restatement by Hyperinflation				(63,456)
Transfers		(15,167)	[1]	(471,255)
Exchange rate variation		(5,440)		(12,515)
Ending balance		R$ (3,263,801)		R$ (2,602,188)
Amortization/Depreciation [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		6.57%		5.95%
Beginning balance		R$ (3,620,421)		R$ (3,656,477)
Initial adoption IFRS 16
Additions		(527,007)		(562,721)
Disposals		183,168		136,085
Restatement by Hyperinflation				(192,710)
Transfers		18,481	[1]	655,620
Exchange rate variation		(4,471)		(218)
Ending balance		R$ (3,950,250)		R$ (3,620,421)
Amortization/Depreciation [Member] | Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		6.67%		8.09%
Beginning balance		R$ (71,062)		R$ (77,745)
Initial adoption IFRS 16
Additions		(10,908)		(17,033)
Disposals		6,331		3,162
Restatement by Hyperinflation				(7,023)
Transfers		2,665	[1]	28,323
Exchange rate variation		1,195		(746)
Ending balance		R$ (71,779)		R$ (71,062)
Amortization/Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		32.37%		19.91%
Beginning balance		R$ (10,099)		R$ (11,036)
Initial adoption IFRS 16
Additions		(59,348)		(2,074)
Disposals		1,718		465
Restatement by Hyperinflation				(2,644)
Transfers		3,579	[1]	4,315
Exchange rate variation		(442)		875
Ending balance		(64,592)		R$ (10,099)
Amortization/Depreciation [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)				4.49%
Beginning balance		R$ (23,256)		R$ (724,477)
Additions				(93,786)
Disposals				12,981
Restatement by Hyperinflation				(151)
Transfers				778,705
Exchange rate variation				3,472
Ending balance				R$ (23,256)

[1]	Refers to the transfer of R$52,507 for intangible assets, R$ 34,465 for assets held for sale and R$ 23,531 for biological assets.
[2]	Land depreciation refers to right-of-use assets. The amount of R$ 4,285 of depreciation was recognized in the cost of formation of forests and will be realized in the result when it is exhausted (note 19.1)